Share Capital and Other Equity Instruments - Schedule of Warrants Outstanding, Exercise Price, Expiry Rate and Overall Weighted Average Exercise Price (Details)	6 Months Ended
	Jun. 30, 2022 shares $ / shares	Jun. 30, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Jun. 30, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure Of Classes Of Share Capital [Line Items]
Number | shares	4,000	4,000	172,735	172,735	172,735
Exercise price (CA$) | $ / shares	$ 3,000.07		$ 84.33	$ 84.33	$ 84.33
Warrant Expires on January 2023
Disclosure Of Classes Of Share Capital [Line Items]
Number | shares	4,000	4,000
Expiry date	Jan. 31, 2023
Exercise price (CA$) | $ / shares		$ 3,000
Warrant Expires on November 2025
Disclosure Of Classes Of Share Capital [Line Items]
Number | shares	7,894,734	7,894,734
Expiry date	Nov. 30, 2025
Exercise price (CA$) | $ / shares		$ 5.5